Distribution Date:	08/17/26	BBCMS Mortgage Trust 2022-C16
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2022-C16

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC

Certificate Factor Detail	4		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	5		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	6	Certificate Administrator	Computershare Trust Company, N.A.

Bond / Collateral Reconciliation - Cash Flows	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	8
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	9-13	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 1)	14-16		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidland@midlandls.com
Mortgage Loan Detail (Part 2)	17-19
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	20
		Special Servicer	LNR Partners, LLC
Historical Detail	21
			Heather Bennett and Job Warshaw		hbennett@starwood.com; jwarshaw@lnrpartners.com
Delinquency Loan Detail	22				and lnr.cmbs.notices@lnrproperty.com

Collateral Stratification and Historical Detail	23		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	24	Representations Reviewer
Specially Serviced Loan Detail - Part 2	25		Surveillance Manager		cmbs.notices@parkbridgefinancial.com

Modified Loan Detail	26		600 Third Avenue, 40th Floor | New York, NY 10016 | United States

Historical Liquidated Loan Detail	27	Trustee	Wilmington Trust, National Association

Historical Bond / Collateral Loss Reconciliation Detail	28		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	29

Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05552YAA4	4.021000%	15,000,000.00	1,431,044.82	305,136.89	4,795.19	0.00	0.00	309,932.08	1,125,907.93	30.41%	30.00%
A-2	05552YAB2	4.600000%	108,000,000.00	108,000,000.00	0.00	414,000.00	0.00	0.00	414,000.00	108,000,000.00	30.41%	30.00%
A-3	05552YAC0	4.600000%	16,000,000.00	16,000,000.00	0.00	61,333.33	0.00	0.00	61,333.33	16,000,000.00	30.41%	30.00%
A-4	05552YAD8	4.416000%	150,000,000.00	150,000,000.00	0.00	552,000.00	0.00	0.00	552,000.00	150,000,000.00	30.41%	30.00%
A-5	05552YAE6	4.600000%	410,000,000.00	410,000,000.00	0.00	1,571,666.67	0.00	0.00	1,571,666.67	410,000,000.00	30.41%	30.00%
A-SB	05552YAF3	4.600000%	22,296,000.00	22,296,000.00	0.00	85,468.00	0.00	0.00	85,468.00	22,296,000.00	30.41%	30.00%
A-S	05552YAJ5	4.600000%	113,347,000.00	113,347,000.00	0.00	434,496.83	0.00	0.00	434,496.83	113,347,000.00	19.26%	19.00%
B	05552YAK2	4.600000%	46,369,000.00	46,369,000.00	0.00	177,747.83	0.00	0.00	177,747.83	46,369,000.00	14.70%	14.50%
C	05552YAL0	4.600000%	41,217,000.00	41,217,000.00	0.00	157,998.50	0.00	0.00	157,998.50	41,217,000.00	10.64%	10.50%
D	05552YAX4	2.500000%	24,472,000.00	24,472,000.00	0.00	50,983.33	0.00	0.00	50,983.33	24,472,000.00	8.24%	8.13%
E	05552YAZ9	2.500000%	16,745,000.00	16,745,000.00	0.00	34,885.42	0.00	0.00	34,885.42	16,745,000.00	6.59%	6.50%
F	05552YBB1	2.500000%	23,184,000.00	23,184,000.00	0.00	48,300.00	0.00	0.00	48,300.00	23,184,000.00	4.31%	4.25%
G	05552YBD7	3.350000%	10,304,000.00	10,304,000.00	0.00	28,765.33	0.00	0.00	28,765.33	10,304,000.00	3.29%	3.25%
H	05552YBF2	3.350000%	12,881,000.00	12,881,000.00	0.00	35,959.46	0.00	0.00	35,959.46	12,881,000.00	2.03%	2.00%
J*	05552YBH8	3.350000%	20,608,590.00	20,608,590.00	0.00	58,506.19	0.00	0.00	58,506.19	20,608,590.00	0.00%	0.00%
R	05552YBK1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05552YBL9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR	05552YBN5	4.829399%	54,232,821.00	53,518,665.46	16,059.84	215,437.10	0.00	0.00	231,496.94	53,502,605.62	0.00%	0.00%
Regular SubTotal			1,084,656,411.00	1,070,373,300.28	321,196.73	3,932,343.18	0.00	0.00	4,253,539.91	1,070,052,103.55

X-A	05552YAG1	0.269568%	721,296,000.00	707,727,044.82	0.00	158,984.00	0.00	0.00	158,984.00	707,421,907.93
X-B	05552YAH9	0.229399%	200,933,000.00	200,933,000.00	0.00	38,411.61	0.00	0.00	38,411.61	200,933,000.00
X-D	05552YAM8	2.329399%	41,217,000.00	41,217,000.00	0.00	80,009.05	0.00	0.00	80,009.05	41,217,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-F	05552YAP1	2.329399%	23,184,000.00	23,184,000.00	0.00	45,004.00	0.00	0.00	45,004.00	23,184,000.00
X-G	05552YAR7	1.479399%	10,304,000.00	10,304,000.00	0.00	12,703.11	0.00	0.00	12,703.11	10,304,000.00
X-H	05552YAT3	1.479399%	12,881,000.00	12,881,000.00	0.00	15,880.12	0.00	0.00	15,880.12	12,881,000.00
X-J	05552YAV8	1.479399%	20,608,590.00	20,608,590.00	0.00	25,406.95	0.00	0.00	25,406.95	20,608,590.00
Notional SubTotal			1,030,423,590.00	1,016,854,634.82	0.00	376,398.84	0.00	0.00	376,398.84	1,016,549,497.93

Deal Distribution Total					321,196.73	4,308,742.02	0.00	0.00	4,629,938.75

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05552YAA4	95.40298800	20.34245933	0.31967933	0.00000000	0.00000000	0.00000000	0.00000000	20.66213867	75.06052867
A-2	05552YAB2	1,000.00000000	0.00000000	3.83333333	0.00000000	0.00000000	0.00000000	0.00000000	3.83333333	1,000.00000000
A-3	05552YAC0	1,000.00000000	0.00000000	3.83333313	0.00000000	0.00000000	0.00000000	0.00000000	3.83333313	1,000.00000000
A-4	05552YAD8	1,000.00000000	0.00000000	3.68000000	0.00000000	0.00000000	0.00000000	0.00000000	3.68000000	1,000.00000000
A-5	05552YAE6	1,000.00000000	0.00000000	3.83333334	0.00000000	0.00000000	0.00000000	0.00000000	3.83333334	1,000.00000000
A-SB	05552YAF3	1,000.00000000	0.00000000	3.83333333	0.00000000	0.00000000	0.00000000	0.00000000	3.83333333	1,000.00000000
A-S	05552YAJ5	1,000.00000000	0.00000000	3.83333330	0.00000000	0.00000000	0.00000000	0.00000000	3.83333330	1,000.00000000
B	05552YAK2	1,000.00000000	0.00000000	3.83333326	0.00000000	0.00000000	0.00000000	0.00000000	3.83333326	1,000.00000000
C	05552YAL0	1,000.00000000	0.00000000	3.83333333	0.00000000	0.00000000	0.00000000	0.00000000	3.83333333	1,000.00000000
D	05552YAX4	1,000.00000000	0.00000000	2.08333320	0.00000000	0.00000000	0.00000000	0.00000000	2.08333320	1,000.00000000
E	05552YAZ9	1,000.00000000	0.00000000	2.08333353	0.00000000	0.00000000	0.00000000	0.00000000	2.08333353	1,000.00000000
F	05552YBB1	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
G	05552YBD7	1,000.00000000	0.00000000	2.79166634	0.00000000	0.00000000	0.00000000	0.00000000	2.79166634	1,000.00000000
H	05552YBF2	1,000.00000000	0.00000000	2.79166680	0.00000000	0.00000000	0.00000000	0.00000000	2.79166680	1,000.00000000
J	05552YBH8	1,000.00000000	0.00000000	2.83892251	(0.04725602)	2.63448737	0.00000000	0.00000000	2.83892251	1,000.00000000
R	05552YBK1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05552YBL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR	05552YBN5	986.83167265	0.29612769	3.97244871	(0.00094518)	0.05401895	0.00000000	0.00000000	4.26857640	986.53554496

Notional Certificates
X-A	05552YAG1	981.18809035	0.00000000	0.22041437	0.00000000	0.00000000	0.00000000	0.00000000	0.22041437	980.76505059
X-B	05552YAH9	1,000.00000000	0.00000000	0.19116626	0.00000000	0.00000000	0.00000000	0.00000000	0.19116626	1,000.00000000
X-D	05552YAM8	1,000.00000000	0.00000000	1.94116627	0.00000000	0.00000000	0.00000000	0.00000000	1.94116627	1,000.00000000
X-F	05552YAP1	1,000.00000000	0.00000000	1.94116632	0.00000000	0.00000000	0.00000000	0.00000000	1.94116632	1,000.00000000
X-G	05552YAR7	1,000.00000000	0.00000000	1.23283288	0.00000000	0.00000000	0.00000000	0.00000000	1.23283288	1,000.00000000
X-H	05552YAT3	1,000.00000000	0.00000000	1.23283285	0.00000000	0.00000000	0.00000000	0.00000000	1.23283285	1,000.00000000
X-J	05552YAV8	1,000.00000000	0.00000000	1.23283301	0.00000000	0.00000000	0.00000000	0.00000000	1.23283301	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	4,795.19	0.00	4,795.19	0.00	0.00	0.00	4,795.19	0.00
A-2	07/01/26 - 07/30/26	30	0.00	414,000.00	0.00	414,000.00	0.00	0.00	0.00	414,000.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	61,333.33	0.00	61,333.33	0.00	0.00	0.00	61,333.33	0.00
A-4	07/01/26 - 07/30/26	30	0.00	552,000.00	0.00	552,000.00	0.00	0.00	0.00	552,000.00	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,571,666.67	0.00	1,571,666.67	0.00	0.00	0.00	1,571,666.67	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	85,468.00	0.00	85,468.00	0.00	0.00	0.00	85,468.00	0.00
X-A	07/01/26 - 07/30/26	30	0.00	158,984.00	0.00	158,984.00	0.00	0.00	0.00	158,984.00	0.00
X-B	07/01/26 - 07/30/26	30	0.00	38,411.61	0.00	38,411.61	0.00	0.00	0.00	38,411.61	0.00
X-D	07/01/26 - 07/30/26	30	0.00	80,009.05	0.00	80,009.05	0.00	0.00	0.00	80,009.05	0.00
X-F	07/01/26 - 07/30/26	30	0.00	45,004.00	0.00	45,004.00	0.00	0.00	0.00	45,004.00	0.00
X-G	07/01/26 - 07/30/26	30	0.00	12,703.11	0.00	12,703.11	0.00	0.00	0.00	12,703.11	0.00
X-H	07/01/26 - 07/30/26	30	0.00	15,880.12	0.00	15,880.12	0.00	0.00	0.00	15,880.12	0.00
X-J	07/01/26 - 07/30/26	30	0.00	25,406.95	0.00	25,406.95	0.00	0.00	0.00	25,406.95	0.00
A-S	07/01/26 - 07/30/26	30	0.00	434,496.83	0.00	434,496.83	0.00	0.00	0.00	434,496.83	0.00
B	07/01/26 - 07/30/26	30	0.00	177,747.83	0.00	177,747.83	0.00	0.00	0.00	177,747.83	0.00
C	07/01/26 - 07/30/26	30	0.00	157,998.50	0.00	157,998.50	0.00	0.00	0.00	157,998.50	0.00
D	07/01/26 - 07/30/26	30	0.00	50,983.33	0.00	50,983.33	0.00	0.00	0.00	50,983.33	0.00
E	07/01/26 - 07/30/26	30	0.00	34,885.42	0.00	34,885.42	0.00	0.00	0.00	34,885.42	0.00
F	07/01/26 - 07/30/26	30	0.00	48,300.00	0.00	48,300.00	0.00	0.00	0.00	48,300.00	0.00
G	07/01/26 - 07/30/26	30	0.00	28,765.33	0.00	28,765.33	0.00	0.00	0.00	28,765.33	0.00
H	07/01/26 - 07/30/26	30	0.00	35,959.46	0.00	35,959.46	0.00	0.00	0.00	35,959.46	0.00
J	07/01/26 - 07/30/26	30	55,113.09	57,532.31	0.00	57,532.31	(973.88)	0.00	0.00	58,506.19	54,293.07
VRR	07/01/26 - 07/30/26	30	2,968.91	215,385.85	0.00	215,385.85	(51.26)	0.00	0.00	215,437.10	2,929.60
Totals			58,082.00	4,307,716.89	0.00	4,307,716.89	(1,025.14)	0.00	0.00	4,308,742.02	57,222.67

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Available Funds Summary
Total Available Distribution Amount (1)	4,629,938.75
VRR Available Funds	231,496.94
Non-VRR Available Funds	4,398,441.81

Non-VRR Principal Distribution Amount	305,136.89
VRR Principal Distribution Amount	16,059.84
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,320,032.85	Master Servicing Fee	4,046.02
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,036.78
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	460.46
ARD Interest	0.00	Operating Advisor Fee	1,270.88
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	211.81
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,320,032.85	Total Fees	12,315.96

Principal		Expenses/Reimbursements
Scheduled Principal	321,196.73	Reimbursement for Interest on Advances	(1,025.13)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	321,196.73	Total Expenses/Reimbursements	(1,025.13)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,308,742.02
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	321,196.73
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,629,938.75
Total Funds Collected	4,641,229.58	Total Funds Distributed	4,641,229.58

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,070,373,300.87	1,070,373,300.87	Beginning Certificate Balance	1,070,373,300.28
(-) Scheduled Principal Collections	321,196.73	321,196.73	(-) Principal Distributions	321,196.73
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,070,052,104.14	1,070,052,104.14	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,070,373,300.87	1,070,373,300.87	Ending Certificate Balance	1,070,052,103.55
Ending Actual Collateral Balance	1,070,052,104.14	1,070,052,104.14

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.59)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.59)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.83%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	11	37,695,726.63	3.52%	65	5.0483	2.150474	1.59 or less	18	215,586,982.72	20.15%	68	5.1839	1.224640
5,000,000 to 9,999,999	19	134,303,285.57	12.55%	67	5.0538	1.803970	1.60 to 1.69	10	150,131,465.17	14.03%	68	5.0172	1.619447
10,000,000 to 19,999,999	19	258,710,294.50	24.18%	65	4.7623	1.754441	1.70 to 1.79	6	132,000,000.00	12.34%	70	6.0801	1.761182
20,000,000 to 29,999,999	15	344,652,797.44	32.21%	57	4.5426	2.044718	1.80 to 1.89	3	16,650,000.00	1.56%	69	5.0201	1.815045
30,000,000 to 39,999,999	4	129,130,000.00	12.07%	66	4.1085	2.382447	1.90 to 1.99	8	123,163,868.63	11.51%	68	4.6568	1.970786
40,000,000 or 69,999,999	2	89,560,000.00	8.37%	36	3.8361	2.496213	2.00 to 2.49	14	178,810,000.00	16.71%	63	4.6729	2.242564
70,000,000 or greater	1	76,000,000.00	7.10%	70	6.3070	1.770000	2.50 to 2.99	9	184,559,787.62	17.25%	32	3.5894	2.761585
Totals	71	1,070,052,104.14	100.00%	61	4.6915	2.007079	3.00 to 3.99	2	65,000,000.00	6.07%	64	2.6405	3.080000
							4.00 or greater	1	4,150,000.00	0.39%	69	4.8100	5.840000
							Totals	71	1,070,052,104.14	100.00%	61	4.6915	2.007079
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	3,930,000.00	0.37%	69	4.5800	2.180000	Pennsylvania	3	27,186,368.23	2.54%	69	5.4650	1.710196
California	15	200,518,263.04	18.74%	67	4.3363	2.074131	Rhode Island	2	9,100,000.00	0.85%	68	5.5475	1.520110
Colorado	2	21,660,000.00	2.02%	69	5.6069	1.011260	South Carolina	3	13,120,000.00	1.23%	68	5.1035	2.022439
Connecticut	1	2,950,000.00	0.28%	69	6.1500	2.060000	Tennessee	10	75,800,424.38	7.08%	68	4.9583	1.783268
Delaware	15	28,230,801.00	2.64%	66	3.6571	1.981635	Texas	15	131,797,982.10	12.32%	69	5.8460	1.670755
Florida	4	52,863,868.63	4.94%	68	4.7857	1.922932	Virginia	2	4,650,686.00	0.43%	67	3.9207	2.585524
Georgia	1	4,200,000.00	0.39%	63	5.2700	1.540000	Washington	8	62,150,000.00	5.81%	59	4.4494	2.374594
Hawaii	1	9,600,000.00	0.90%	70	5.7350	1.710000	West Virginia	1	1,027,600.00	0.10%	69	4.5800	2.180000
Illinois	14	33,350,782.30	3.12%	65	4.6182	2.140007	Wisconsin	2	4,583,200.00	0.43%	69	4.5800	2.180000
Indiana	4	3,242,685.00	0.30%	67	3.9274	2.581410	Totals	154	1,070,052,104.14	100.00%	61	4.6915	2.007079
Iowa	1	653,714.00	0.06%	67	3.8647	2.620000
									Property Type³
Kansas	1	1,872,000.00	0.17%	67	3.8647	2.620000
Kentucky	1	551,600.00	0.05%	69	4.5800	2.180000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	8	29,746,157.18	2.78%	69	4.8942	1.806909		Properties	Balance	Agg. Bal.			DSCR¹
Maine	1	436,800.00	0.04%	69	4.5800	2.180000	Industrial	39	125,003,378.34	11.68%	68	4.5857	2.045643
Maryland	2	35,067,143.00	3.28%	69	5.0292	1.726423	Lodging	5	33,025,341.50	3.09%	64	5.0730	1.177698
Michigan	5	26,575,600.00	2.48%	69	5.1088	1.164143	Mobile Home Park	9	39,000,000.00	3.64%	69	5.8659	1.760000
Minnesota	2	12,667,429.00	1.18%	69	5.1116	1.550170	Multi-Family	11	180,723,091.22	16.89%	48	4.8958	2.138002
Missouri	2	7,668,421.00	0.72%	70	5.4934	2.155347	Office	18	307,527,686.75	28.74%	55	4.1211	2.196501
Nevada	7	14,005,487.98	1.31%	65	4.2189	1.719009	Other	1	8,854,194.46	0.83%	69	4.7250	1.460000
New Hampshire	1	4,145,714.00	0.39%	67	3.8647	2.620000	Retail	57	300,845,453.51	28.12%	67	4.8823	1.853806
New Jersey	6	123,404,572.00	11.53%	41	4.1085	2.405259	Self Storage	14	75,072,961.62	7.02%	69	5.1660	2.023700
New Mexico	1	6,350,000.00	0.59%	69	5.9300	1.760000	Totals	154	1,070,052,104.14	100.00%	61	4.6915	2.007079
New York	5	91,554,194.46	8.56%	27	3.5656	2.663375
Ohio	6	25,390,614.12	2.37%	69	5.3166	1.732661

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.24999 or less	9	212,000,000.00	19.81%	30	2.9577	2.841792	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.25000 to 3.99999	5	92,295,462.49	8.63%	66	3.8036	2.234984	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.00000 to 4.49999	4	46,427,120.49	4.34%	64	4.2714	1.679767	25 months or greater	71	1,070,052,104.14	100.00%	61	4.6915	2.007079
	4.50000 to 4.99999	11	155,667,963.77	14.55%	69	4.7401	2.180135	Totals	71	1,070,052,104.14	100.00%	61	4.6915	2.007079
	5.00000 to 5.49999	29	335,428,499.28	31.35%	69	5.2298	1.579676
	5.50000 to 5.99999	10	144,133,058.11	13.47%	69	5.7081	1.692190
	6.00000 or greater	3	84,100,000.00	7.86%	70	6.2894	1.757515
	Totals	71	1,070,052,104.14	100.00%	61	4.6915	2.007079
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	8	151,694,983.07	14.18%	16	3.1333	2.687671	Interest Only	50	807,649,999.45	75.48%	59	4.5814	2.128386
61 months to 93 months		63	918,357,121.07	85.82%	68	4.9489	1.894658	352 months or less	21	262,402,104.69	24.52%	68	5.0305	1.633707
94 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	353 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	71	1,070,052,104.14	100.00%	61	4.6915	2.007079
	Totals	71	1,070,052,104.14	100.00%	61	4.6915	2.007079
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	67	1,039,672,236.74	97.16%	61	4.6835	2.003972			No outstanding loans in this group
	13 months to 24 months	4	30,379,867.40	2.84%	68	4.9667	2.113377
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	71	1,070,052,104.14	100.00%	61	4.6915	2.007079
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30321103	MF	Houston	TX	Actual/360	6.307%	412,758.11	0.00	0.00	N/A	06/01/32	--	76,000,000.00	76,000,000.00	08/01/26
2A2	30509035	MF	New York	NY	Actual/360	3.040%	65,444.44	0.00	0.00	N/A	06/06/27	--	25,000,000.00	25,000,000.00	08/06/26
2A5	30509038				Actual/360	3.040%	52,355.56	0.00	0.00	N/A	06/06/27	--	20,000,000.00	20,000,000.00	08/06/26
2A8	30509041				Actual/360	3.040%	52,355.56	0.00	0.00	N/A	06/06/27	--	20,000,000.00	20,000,000.00	08/06/26
3A3	30320698	OF	Los Angeles	CA	Actual/360	2.640%	79,581.74	0.00	0.00	N/A	12/06/31	--	35,000,000.00	35,000,000.00	08/06/26
3A4	30320699				Actual/360	2.640%	68,212.92	0.00	0.00	N/A	12/06/31	--	30,000,000.00	30,000,000.00	08/06/26
4A2	30508837	OF	Santa Clara	CA	Actual/360	5.100%	87,833.33	0.00	0.00	N/A	04/06/32	--	20,000,000.00	20,000,000.00	08/06/26
4A3	30508838				Actual/360	5.100%	87,833.33	0.00	0.00	N/A	04/06/32	--	20,000,000.00	20,000,000.00	08/06/26
4A4	30508839				Actual/360	5.100%	87,833.33	0.00	0.00	N/A	04/06/32	--	20,000,000.00	20,000,000.00	08/06/26
4A9	30508844				Actual/360	5.100%	21,958.33	0.00	0.00	N/A	04/06/32	--	5,000,000.00	5,000,000.00	08/06/26
5A-A-2	30508569	OF	Jersey City	NJ	Actual/360	3.192%	131,936.00	0.00	0.00	N/A	03/08/27	--	48,000,000.00	48,000,000.00	08/08/26
6A2	30321104	RT	Various	Various	Actual/360	4.580%	163,908.02	0.00	0.00	N/A	05/01/32	--	41,560,000.00	41,560,000.00	08/01/26
7A9	30321105	OF	Holmdel	NJ	Actual/360	5.110%	110,006.94	0.00	0.00	N/A	05/06/32	--	25,000,000.00	25,000,000.00	08/06/26
7A10	30321106				Actual/360	5.110%	44,002.78	0.00	0.00	N/A	05/06/32	--	10,000,000.00	10,000,000.00	08/06/26
7A11	30321107				Actual/360	5.110%	22,001.39	0.00	0.00	N/A	05/06/32	--	5,000,000.00	5,000,000.00	08/06/26
8A-2-B-2	30321108	IN	Various	Various	Actual/360	3.865%	72,104.46	0.00	0.00	N/A	03/06/32	--	21,666,666.30	21,666,666.30	08/06/26
8A-2-B-3	30321109				Actual/360	3.865%	61,011.47	0.00	0.00	N/A	03/06/32	--	18,333,333.15	18,333,333.15	08/06/26
9A1	30508968	IN	Various	Various	Actual/360	5.700%	98,166.67	0.00	0.00	N/A	06/06/32	--	20,000,000.00	20,000,000.00	08/06/26
9A3	30508970				Actual/360	5.700%	49,083.33	0.00	0.00	N/A	06/06/32	--	10,000,000.00	10,000,000.00	08/06/26
9A4	30508971				Actual/360	5.700%	24,541.67	0.00	0.00	N/A	06/06/32	--	5,000,000.00	5,000,000.00	08/06/26
10	30321110	MH	Various	Various	Actual/360	5.930%	173,617.22	0.00	0.00	N/A	05/06/32	--	34,000,000.00	34,000,000.00	08/06/26
11	30321111	RT	Perry Hall	MD	Actual/360	5.220%	135,434.35	0.00	0.00	N/A	05/06/32	--	30,130,000.00	30,130,000.00	08/06/26
12A1	30321112	RT	Cookeville	TN	30/360	5.400%	126,578.62	41,880.62	0.00	N/A	05/06/32	--	28,128,581.74	28,086,701.12	08/06/26
13	30321114	RT	New Port Richey	FL	Actual/360	4.850%	119,027.08	0.00	0.00	05/06/32	05/06/34	--	28,500,000.00	28,500,000.00	08/06/26
14A2	30320792	IN	New Castle	DE	Actual/360	3.650%	87,993.50	0.00	0.00	N/A	02/06/32	--	28,000,000.00	28,000,000.00	08/06/26
15A1	30321092	Various Various		CA	Actual/360	5.144%	103,912.24	32,501.91	0.00	N/A	05/06/32	--	23,458,841.57	23,426,339.66	08/06/26
16	30321115	MF	Various	TX	Actual/360	5.210%	100,961.98	30,972.93	0.00	N/A	04/06/32	--	22,504,063.29	22,473,090.36	08/06/26
17	30321116	SS	Various	WA	Actual/360	4.750%	92,031.25	0.00	0.00	N/A	06/01/32	--	22,500,000.00	22,500,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
18	30321117	RT	Columbus	OH	Actual/360	5.630%	89,222.46	23,092.10	0.00	N/A	05/06/32	--	18,403,762.29	18,380,670.19	08/06/26
19	30321118	RT	San Diego	CA	Actual/360	4.420%	65,348.78	27,510.68	0.00	N/A	04/01/32	--	17,169,434.49	17,141,923.81	08/01/26
20A-1-3	30321119	OF	Bellevue	WA	Actual/360	2.952%	25,420.00	0.00	0.00	N/A	02/06/29	--	10,000,000.00	10,000,000.00	08/06/26
20A-1-4	30321120				Actual/360	2.952%	17,794.00	0.00	0.00	N/A	02/06/29	--	7,000,000.00	7,000,000.00	08/06/26
21A2	30321121	RT	Mays Landing	NJ	Actual/360	3.200%	46,844.44	0.00	0.00	N/A	03/01/30	--	17,000,000.00	17,000,000.00	08/01/26
22	30321122	OF	Westminster	CO	Actual/360	5.450%	77,482.35	0.00	0.00	N/A	05/06/32	--	16,510,000.00	16,510,000.00	08/06/26
23A1	30508078	OF	Oak Ridge	TN	Actual/360	3.804%	48,358.14	27,163.84	0.00	N/A	11/05/31	--	14,762,838.71	14,735,674.87	08/05/26
24	30321123	IN	Kalamazoo	MI	Actual/360	5.515%	70,286.89	0.00	0.00	N/A	05/01/32	--	14,800,000.00	14,800,000.00	08/01/26
25	30321124	LO	Corpus Christi	TX	Actual/360	5.550%	64,346.79	17,296.21	0.00	N/A	04/06/32	--	13,464,017.90	13,446,721.69	08/06/26
26	30508873	RT	Bronx	NY	Actual/360	4.972%	57,801.83	0.00	0.00	N/A	04/06/32	--	13,500,000.00	13,500,000.00	08/06/26
27	30321125	RT	Kent	WA	Actual/360	5.360%	62,310.00	0.00	0.00	N/A	05/06/32	--	13,500,000.00	13,500,000.00	08/06/26
28	30321126	OF	Newark	NJ	Actual/360	5.700%	63,808.33	0.00	0.00	N/A	05/06/32	--	13,000,000.00	13,000,000.00	08/06/26
29A4	30508381	OF	Las Vegas	NV	Actual/360	4.250%	47,185.21	16,766.98	0.00	N/A	01/06/32	--	12,893,111.96	12,876,344.98	08/06/26
30	30321127	RT	Houma	LA	Actual/360	5.315%	54,631.42	14,825.83	0.00	N/A	05/06/32	--	11,936,583.01	11,921,757.18	08/06/26
31	30508685	RT	Orlando	FL	Actual/360	4.090%	41,314.06	16,600.15	0.00	N/A	03/06/32	--	11,730,468.78	11,713,868.63	08/06/26
32	30321128	RT	Saint Paul	MN	Actual/360	5.275%	50,874.44	0.00	0.00	N/A	05/06/32	--	11,200,000.00	11,200,000.00	08/06/26
33	30321129	RT	Macomb	MI	Actual/360	4.600%	42,185.83	0.00	0.00	N/A	04/06/32	--	10,650,000.00	10,650,000.00	08/06/26
34	30321130	RT	Addison	IL	Actual/360	3.999%	32,970.77	14,764.99	0.00	N/A	02/06/32	--	9,574,553.16	9,559,788.17	08/06/26
35	30321131	SS	Kailua Kona	HI	Actual/360	5.735%	47,409.33	0.00	0.00	N/A	06/01/32	--	9,600,000.00	9,600,000.00	08/01/26
36	30321132	OF	Sacramento	CA	Actual/360	5.140%	42,048.06	0.00	0.00	N/A	05/06/32	--	9,500,000.00	9,500,000.00	08/06/26
37	30321133	98	New York	NY	Actual/360	4.725%	36,079.75	13,333.69	0.00	N/A	05/06/32	--	8,867,527.86	8,854,194.17	08/06/26
38	30321134	SS	Crossville	TN	Actual/360	4.970%	38,517.50	0.00	0.00	N/A	05/01/32	--	9,000,000.00	9,000,000.00	08/01/26
39	30321135	MF	Philadelphia	PA	Actual/360	5.095%	39,486.25	0.00	0.00	N/A	05/06/32	--	9,000,000.00	9,000,000.00	08/06/26
40	30321136	LO	Bedford	TX	Actual/360	4.545%	32,745.82	13,096.82	0.00	N/A	04/06/32	--	8,366,866.42	8,353,769.60	08/06/26
41	30321137	MF	Fort Pierce	FL	Actual/360	5.445%	38,682.19	0.00	0.00	N/A	05/06/32	--	8,250,000.00	8,250,000.00	08/06/26
42	30321138	LO	Memphis	TN	Actual/360	5.365%	30,207.38	8,723.24	0.00	N/A	04/06/32	--	6,538,590.64	6,529,867.40	08/06/26
43	30321139	RT	Austin	TX	Actual/360	5.360%	30,924.22	0.00	0.00	N/A	04/06/32	--	6,700,000.00	6,700,000.00	08/06/26
44	30321140	OF	Fort Washington	PA	Actual/360	5.540%	28,202.01	6,016.06	0.00	N/A	05/06/32	--	5,911,682.29	5,905,666.23	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
45	30321141	RT	Pawtucket	RI	Actual/360	5.340%	27,130.17	0.00	0.00	04/06/32	04/06/37	--	5,900,000.00	5,900,000.00	08/06/26
46	30321142	LO	Elgin	IL	Actual/360	4.240%	17,189.79	13,116.20	0.00	N/A	03/01/30	--	4,708,099.27	4,694,983.07	08/01/26
47	30321143	SS	Colorado Springs	CO	Actual/360	6.110%	27,096.15	0.00	0.00	N/A	05/06/32	--	5,150,000.00	5,150,000.00	08/06/26
48	30508952	RT	Hartsville	SC	Actual/360	5.463%	23,521.25	0.00	0.00	N/A	05/06/32	--	5,000,000.00	5,000,000.00	07/06/26
			Wapato Union Gap
49	30321144	MH		WA	Actual/360	5.430%	23,379.17	0.00	0.00	N/A	05/06/32	--	5,000,000.00	5,000,000.00	08/06/26
			Nach
50	30321145	RT	Margate	FL	Actual/360	4.985%	18,887.61	0.00	0.00	N/A	04/06/32	--	4,400,000.00	4,400,000.00	08/06/26
51	30321146	RT	McDonough	GA	Actual/360	5.270%	19,059.83	0.00	0.00	N/A	11/06/31	--	4,200,000.00	4,200,000.00	08/06/26
52	30321147	IN	Staten Island	NY	Actual/360	4.735%	17,124.92	0.00	0.00	N/A	04/06/32	--	4,200,000.00	4,200,000.00	08/06/26
53	30321148	SS	Redmond	WA	Actual/360	4.810%	17,189.07	0.00	0.00	N/A	05/06/32	--	4,150,000.00	4,150,000.00	08/06/26
54	30321149	RT	Katy	TX	Actual/360	5.480%	18,167.72	0.00	0.00	N/A	05/06/32	--	3,850,000.00	3,850,000.00	08/06/26
55	30321150	SS	North Haven	CT	Actual/360	6.150%	15,622.71	0.00	0.00	N/A	05/06/32	--	2,950,000.00	2,950,000.00	08/06/26
56	30321151	RT	Plainfield	IL	Actual/360	5.040%	12,803.00	0.00	0.00	N/A	05/06/32	--	2,950,000.00	2,950,000.00	08/06/26
57	30321152	RT	Mansfield	OH	Actual/360	5.280%	11,840.78	3,534.48	0.00	N/A	04/06/32	--	2,604,278.04	2,600,743.56	08/06/26
58	30321153	RT	House Springs	MO	Actual/360	5.040%	10,416.00	0.00	0.00	N/A	05/06/32	--	2,400,000.00	2,400,000.00	08/06/26
59	30321154	SS	Alexandria	LA	Actual/360	5.030%	5,630.81	0.00	0.00	N/A	05/06/32	--	1,300,000.00	1,300,000.00	08/06/26
Totals							4,320,032.85	321,196.73	0.00				1,070,373,300.87	1,070,052,104.14
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,549,009.39	1,204,677.49	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	31,240,453.82	7,242,143.10	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5	31,240,453.82	7,242,143.10	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A8	31,240,453.82	7,242,143.10	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	15,964,756.17	4,335,346.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A4	15,964,756.17	4,335,346.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	11,822,683.06	11,849,606.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	11,822,683.06	11,849,606.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A4	11,822,683.06	11,849,606.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A9	11,822,683.06	11,849,606.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-A-2	17,625,154.60	17,697,384.60	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	10,463,180.00	10,630,625.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A9	23,123,753.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A10	23,123,753.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A11	23,123,753.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-2-B-2	47,313,926.12	12,101,123.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-2-B-3	47,313,926.12	12,101,123.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A1	8,175,731.48	8,103,992.12	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A3	8,175,731.48	8,103,992.12	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A4	8,175,731.48	8,103,992.12	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,366,904.61	428,270.47	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,471,527.31	654,054.28	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1	3,988,327.84	1,013,439.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,310,034.52	2,897,178.24	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14A2	10,447,461.45	2,667,533.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15A1	3,071,607.86	832,361.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,670,989.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,262,760.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18	2,324,741.99	0.00	--	--	--	0.00	0.00	0.00	0.00	921,491.31	0.00
19	1,901,803.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A-1-3	38,747,183.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A-1-4	38,747,183.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A2	3,365,320.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,006,894.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23A1	2,533,931.25	2,738,145.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	383,553.89	52,141.35	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	977,162.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,714,204.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,504,791.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,048,914.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29A4	8,396,827.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,184,631.82	1,093,051.06	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,346,055.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	841,884.24	210,471.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,324,062.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,510,506.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	965,472.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	942,520.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	865,191.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	434,944.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,034,525.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	909,978.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	717,295.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	673,943.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
45	445,531.14	444,257.44	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	506,731.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	455,028.48	0.00	--	--	--	0.00	0.00	0.00	0.00	3,229.50	0.00
48	502,383.43	0.00	--	--	--	0.00	0.00	23,510.49	23,510.49	0.00	0.00
49	488,664.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	335,978.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	379,894.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1,186,654.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	383,042.79	137,489.03	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	383,455.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	273,285.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	248,463.00	247,183.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
58	215,213.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	141,043.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	551,043,763.77	169,258,033.18				0.00	0.00	23,510.49	23,510.49	924,720.81	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.691503%	4.678131%	61
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.691552%	4.678180%	62
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.691607%	4.678235%	63
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.691655%	4.678284%	64
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.691709%	4.678339%	65
03/17/26	1	11,998,699.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.691757%	4.678387%	66
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.691831%	4.678462%	67
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.691868%	4.678500%	68
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	65,000,000.00	0	0.00	0	0.00	4.691921%	4.678554%	69
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.691981%	4.678614%	70
10/20/25	1	12,077,387.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.692034%	4.678667%	71
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.692092%	4.678726%	72
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
48	30508952	07/06/26	0	B	23,510.49	23,510.49	0.00	5,000,000.00
Totals					23,510.49	23,510.49	0.00	5,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		113,000,000	113,000,000		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		17,000,000	17,000,000		0	0
37 - 48 Months		21,694,983	21,694,983		0	0
49 - 60 Months		0	0		0	0
> 60 Months		918,357,121	918,357,121		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,070,052,104	1,070,052,104	0	0	0	0
Jul-26	1,070,373,301	1,070,373,301	0	0	0	0
Jun-26	1,070,719,050	1,070,719,050	0	0	0	0
May-26	1,071,037,481	1,071,037,481	0	0	0	0
Apr-26	1,071,380,552	1,071,380,552	0	0	0	0
Mar-26	1,071,696,240	1,059,697,540	11,998,700	0	0	0
Feb-26	1,072,064,151	1,072,064,151	0	0	0	0
Jan-26	1,072,401,496	1,072,401,496	0	0	0	0
Dec-25	1,072,696,633	1,072,696,633	0	0	0	0
Nov-25	1,073,015,159	1,073,015,159	0	0	0	0
Oct-25	1,073,307,736	1,061,230,348	12,077,388	0	0	0
Sep-25	1,073,623,783	1,073,623,783	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2A2	30509035	0.00	3.04000%	0.00	3.04000%	8	11/07/25	11/07/25	11/24/25
2A5	30509038	0.00	3.04000%	0.00	3.04000%	8	11/07/25	11/07/25	11/24/25
2A8	30509041	0.00	3.04000%	0.00	3.04000%	8	11/07/25	11/07/25	11/24/25
39	30321135	0.00	5.09500%	0.00	5.09500%	8	04/09/25	04/09/25	06/30/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(404.88)	0.00	0.00	0.00
2A5	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(323.91)	0.00	0.00	0.00
2A8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(323.91)	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	19.69	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(17.72)	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	25.60	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(1,025.13)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(1,025.13)

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Supplemental Notes
None

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